Earnout Liability - Summary of Earnout Liability Activity (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Derivative Instrument Detail [Abstract]
Balance
Recognized upon Business Combination	58,871
Changes in fair value	(52,681)
Balance	$ 6,190